Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Accrued interest	$ 0	$ 852
Accrued research and development	5,330	713
Accrued professional and consulting	884	645
Accrued employee compensation and benefits	2,751	15
Total accrued expenses and other current liabilities	8,965	2,225
Related Party
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Accrued interest	$ 341	$ 341